LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of components of lease costs

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating lease costs	52,890	52,648	72,244	10,474
Short-term lease costs	3,036	11,317	15,493	2,246
Finance lease costs:
Depreciation of finance lease assets	—	—	9,204	1,334
Interest on finance lease liabilities	—	—	5,491	796
Variable lease payments	—	—	7,237	1,050
Total finance lease costs	—	—	21,932	3,180

Schedule of other information related to the leases

	As at December 31
	2020	2021	2022
Weighted-average remaining lease term:
Operating leases	9.7 years	8.3 years	7.7 years
Finance leases	—	—	9.3 years

Weighted-average discount rate:
Operating leases	6.36%	6.18%	5.88%
Finance leases	—	—	5.90%

Schedule of cash paid for amounts included in measurement of lease liabilities

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating cash payments for operating leases	60,273	35,214	47,385	6,870

Schedule of lease assets obtained in exchange for lease obligations

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating leases	195,890	6,915	47,288	6,856
Finance leases	—	—	175,324	25,420

Schedule of undiscounted future minimum payments under the operating and financing lease liabilities and reconciliation to the operating and financing lease liabilities

	Operating lease		Finance lease
	RMB	US$	RMB	US$
2023	139,681	20,252	—	—
2024	54,613	7,918	20,485	2,970
2025	32,530	4,716	30,728	4,455
2026	13,067	1,895	30,728	4,455
2027 and thereafter	62,532	9,066	163,881	23,761
Total future lease payments	302,423	43,847	245,822	35,641
Less: imputed interest	(42,641)	(6,182)	(65,007)	(9,425)
Total lease liability balance	259,782	37,665	180,815	26,216